Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2019
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

As of 30 June 2019, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	35,722	8,805	44,527
International appearances	11,573	22	11,595
Other	17,905	294	18,199
	65,200	9,121	74,321

As of 30 June 2018, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	29,142	7,789	36,931
International appearances	11,343	47	11,390
Other	17,685	405	18,090
	58,170	8,241	66,411